DIVIDENDS - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 CNY (¥)	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 CNY (¥)	Dec. 31, 2023
Dividends Payable [Line Items]
Dividend policy adoption date					Mar. 28, 2023
Dividend payable, description					declare and distribute cash dividend twice each fiscal year
Minimum percentage of net income after tax of prior year to be distributed as dividend					15.00%
Dividends payable, date declared			Jul. 31, 2023	Jul. 31, 2023
Dividends payable, amount per share			$ 0.1
Dividends payable, date to be paid			Aug. 31, 2023	Aug. 31, 2023
Dividends payable, date of record			Jul. 28, 2023	Jul. 28, 2023
Cash distributed for the dividends			$ 21,474	¥ 156,674
Subsequent Event
Dividends Payable [Line Items]
Dividends payable, amount per share	$ 0.1
Dividends payable, date of record	Jan. 19, 2024	Jan. 19, 2024
Cash distributed for the dividends	$ 21,213	¥ 151,843